Finance income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and expense
Finance expense	$ 338	$ 659	$ 479
Net finance (income)/expense	338	659	479
Interest expense on lease liabilities	19	19
Before exceptional items
Finance income and expense
Senior secured and senior notes	259	367	421
Other interest expense	43	40	22
Interest expense	302	407	443
Net pension interest cost	14	18	16
Foreign currency translation (gain)/losses	(42)	27	8
(Gains)/loss on derivative financial instruments	(3)	9	(10)
Other finance income	(7)	(5)
Finance expense	264	456	457
Exceptional items
Finance income and expense
Finance expense	74	203	22
Exceptional items - Finance expense
Finance income and expense
(Gains)/loss on derivative financial instruments		3	6
Finance expense	$ 74	$ 203	$ 22